Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 879,000
Previously Paid Amount	0.00
Total Fee Amount	129.74
Total Offset Amount	0.00
Net Fee	129.74
Narrative - Max Aggregate Offering Price	$ 879,000
Final Prospectus	true